FAIR VALUE MEASUREMENTS - The Group's financial assets and liabilities measured at fair value on a recurring basis (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Marketable securities	$ 0
Fair Value, Measurements, Recurring [Member]
Marketable securities	55,344
Financial liabilities related to foreign currency derivative hedging contracts	1,489
Total financial net assets (liabilities)	(56,833)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Marketable securities	55,344
Financial liabilities related to foreign currency derivative hedging contracts	1,489
Total financial net assets (liabilities)	$ (56,833)